Variable Interest Entities -- Carrying Amount of Consolidated VIE assets and liabilities (Details) (10-Q) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015
Loans and Leases Receivable, Net of Deferred Income [Member] | Spring Castle Portfolio [Member]
Variable Interest Entity [Line Items]
Assets	$ 0	$ 1,703
Loans and Leases Receivable, Net of Deferred Income [Member] | Consumer Loan [Member]
Variable Interest Entity [Line Items]
Assets	9,843	11,448
Restricted Cash and Cash Equivalents [Member]
Variable Interest Entity [Line Items]
Assets	548	663
Long-term Debt [Member]
Variable Interest Entity [Line Items]
Liabilities	8,287	11,654
Allowance for Loans and Leases Receivable [Member]
Variable Interest Entity [Line Items]
Assets	500	431
Cash and Cash Equivalents [Member]
Variable Interest Entity [Line Items]
Assets	4	11
Other Assets [Member]
Variable Interest Entity [Line Items]
Assets	14	48
Loans Receivable Held-for-Sale [Member]
Variable Interest Entity [Line Items]
Assets	0	435
Other Liabilities [Member]
Variable Interest Entity [Line Items]
Liabilities	$ 14	$ 17